18. Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
	2018	2017

Balance, beginning of year	$7,356,906	$14,121,486
Loans - New Directors	936,445	0
New loans to existing Principal Officers/Directors	5,582,052	6,181,507
Retirement/Resignation of Director	0	(6,876,144)
Repayment	(7,144,561)	(6,069,943)
Balance, end of year	$6,730,842	$7,356,906